Income Taxes	6 Months Ended
Jun. 30, 2022
Income Taxes
Income Taxes

10. Income Taxes

As of June 30, 2022, the Company has net deferred income tax assets that are mainly comprised of Federal and state net operating loss carryforwards in the amounts of approximately $11,000,000.

Management has established a valuation allowance equal to the entire amount of the Company’s net deferred income tax assets due to the uncertainty that the deferred income tax assets will be realized by the Company’s ability to generate sufficient future taxable income.

Utilization of the net operating loss carryforwards may be subject to annual limitations under Sections 382 and 383 of the Internal Revenue Code of 1986 and similar state provisions due to equity ownership changes that have occurred previously or that could occur in future. These ownership changes may limit the amount of net operating loss carryforwards that can be utilized to offset future taxable income and tax.

The Company has reviewed its tax positions and has determined that it has no significant uncertain tax positions at June 30, 2022 and December 31, 2021.